Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of earnings per share
For the year ended December 31, 2021
Net loss	$(981,884)
Accretion of temporary equity to redemption value	(13,376,606)
Net loss including accretion of temporary equity to redemption value	$(14,358,490)

	For the year ended December 31, 2021
	Redeemable	Non-redeemable
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(10,451,084)	$(3,907,406)
Accretion of temporary equity to redemption value	13,376,606	—
Allocation of net income (loss)	$2,925,522	$(3,907,406)

Denominator:
Weighted-average shares outstanding	10,589,315	3,959,088
Basic and diluted net income (loss) per share	$0.28	$(0.99)

Schedule of estimated useful lives company' s property and equipment
Computer equipment	3 – 4 years
Software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or the term of the lease

Archimedes Tech Spac Partners Co [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of earnings per share
	For the three months ended March 31, 2022	For the three months ended March 31, 2021
Net loss	$(385,450)	$(84,033)
Accretion of temporary equity to redemption value	(11,857)	(13,366,548)
Net loss including accretion of temporary equity to redemption value	$(397,307)	$(13,450,581)

	For the three months ended March 31, 2022		For the three months ended March 31, 2021
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(302,628)	$(94,679)	$(5,492,495)	$(7,958,086)
Accretion of temporary equity to redemption value	11,857	-	13,366,548	-
Allocation of net income (loss)	$(290,771)	$(94,679)	$7,874,053	$(7,958,086)

Denominator:
Weighted-average shares outstanding	13,300,000	4,161,000	2,306,667	3,342,133
Basic and diluted net income (loss) per share	$(0.02)	$(0.02)	$3.41	$(2.38)